Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (3,878,565)	$ (1,248,260)	$ (1,842,175)	$ (1,962,726)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	125,000	125,000	250,000	166,667
Vesting of restricted stock units		131,250	317,875	207,125
Issuance of common stock for services	3,000,000			100,000
Changes in operating assets and liabilities:
Accounts receivable, related party	159,994	(25,421)
Prepaid expenses		(99,395)
Accounts receivable			(130,772)	(93,920)
Accounts payable	(171,982)	128,890	217,282	70,175
Accounts payable, related party	(45,739)	(27,871)	70,337	33,665
Accrued expenses	(81,900)		199,256
Right of use liability, net	728
Net cash used in operating activities	(892,464)	(1,015,807)	(918,197)	(1,479,014)
Cash flows from investing activities:
Net repayments from (advances to) related party	187,426	(59,086)	(190,339)	(124,427)
Net cash provided by (used in) investing activities	187,426	(59,086)	(190,339)	(124,427)
Cash flows from investing activities:
Deferred offering costs	(89,470)
Issuance of founders’ stock				10,400
Issuance of common stock and pursuant to private placement	855,000			3,070,072
Common control acquisitions				(360,930)
Subscription liability	50,000
Repurchase of shares	(18,000)
Net cash provided by financing activities	797,530			2,719,542
Net change in cash and cash equivalents	92,492	(1,074,893)	(1,108,536)	1,116,101
Cash and cash equivalents at beginning of period	7,565	1,116,101	1,116,101
Cash and cash equivalents at end of period	100,057	41,208	7,565	1,116,101
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities:
Intangible assets acquired for stock from related party				2,500,000
Liabilities assumed in common control asset acquisition				$ 40,930
Supplemental disclosure of non-cash financing activities:
Subscription receivable	$ 100,000